UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  October 31, 2012

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

 (Class A: CWSVX)
(Class I: CWSIX)

ANNUAL REPORT
October 31, 2012

www.chartwellmutualfunds.com

Chartwell Small Cap Value Fund
a series of Investment Managers Series Trust

Table of Contents

Shareholder Letter	1
Fund Performance and Summary	3
Schedule of Investments	4
Statement of Assets and Liabilities	8
Statement of Operations	9
Statement of Changes in Net Asset	10
Financial Highlights	11
Notes to Financial Statements	13
Report of Independent Registered Public Accounting Firm.	19
Supplemental Information.	20
Expense Example	22

This report and the financial statements contained herein are provided for the general information of the shareholders of the Chartwell Small Cap Value Funds.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus

Small Cap Value Fund Fiscal Year End Review

Dear Fellow Shareholder:

The Chartwell Small Cap Value Fund produced mixed results during the fiscal year ended October 31, 2012.  The fund generated good absolute returns but subpar returns relative to the benchmark as strong market gains proved difficult to match.

Performance

Inception to date
(from 11/9/11)
CWSVX with maximum sales load	4.52%
CWSVX at NAV	10.90%
Russell 2000 Value Index	18.02%

Market environment

Equity markets rose smartly from fall 2011 lows in spite of weaker fundamentals and ongoing volatility.  Concerns about resolving the sovereign debt crisis persisted but investors reacted positively to incremental progress and promises of central bank intervention.  Economic growth was uneven and slowed in Europe, Asia and the U.S.  Political uncertainty accompanied an election year here at home and our fiscal outlook remained cloudy.  Interest sensitive and consumer groups appreciated strongly while energy, technology and utility companies lagged the market.

Performance discussion

During the first part of the year the fund was able to keep pace with the market as stock selection was good.  However, monetary policy eased over the summer even as economies slowed, the market continued to rise and the fund lagged as our holdings did not match the rally.  The fund’s focus on companies of somewhat higher quality than the benchmark, that is, those with higher returns on equity and assets, better growth prospects, stronger balance sheets and more stable earnings, penalized performance, especially in the latter part of the year.

Stock selection was the primary driver of performance relative to the Russell 2000 Value Index benchmark.  Sector allocation was only a small detractor.  Three sectors, financial services, real estate investment trusts (REITs) and consumer services accounted for the majority of the stock selection shortfall.  The fund’s bank holdings did not keep pace with the benchmark’s financials.  In REITs, the most interest sensitive benchmark members were the leaders; the fund owned none of these.  And slower growth at two retailers held back the fund’s performance in consumer services.  Two acquisitions of holdings in technology contributed to outperformance in that group and selection in the energy sector was very good but these gains could not overcome the subpar selection elsewhere.

Outlook

While our portfolio faced a headwind this year, we remain committed to our strategy, positioned with a greater focus on a higher-quality portfolio relative to the benchmark.  This philosophy has served us well over the long haul even as it can be temporarily out of step with an exuberant market.  Economic pressures make it ever more important that companies have the capacity to enhance their competitive standing, generate their own growth and improve margins.  We believe our portfolio companies have above-average prospects in this regard.  Moreover, our investment process of intensively researching the business models and competitive positions of and investing in companies trading near the low end of their historical valuation relative to the market will continue to serve us well.

Small Cap stocks are more susceptible to market volatility because they may not have the management experience, financial resources, product diversification or competitive strength and tend to be sold less often and in smaller amounts relative to larger companies.  Foreign securities involve greater currency valuation, economic, political and regulatory environment risk relative to U.S. securities.

The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Chartwell Small Cap Value Fund
FUND PERFORMANCE AND SUMMARY at October 31, 2012

This graph compares a hypothetical $10,000 investment in the Fund’s Class I shares, made at its inception with a similar investment in the Russell 2000 Value Index.  Results include the reinvestment of all dividends and capital gains.

The Russell 2000 Value Index measures the performance of small-cap value segment of the U.S. equity universe.
It includes those Russell 2000 Value Index companies with lower price-to-book ratios and lower forecasted growth values.

Total Returns as of October 31, 2012
Share Class		3 Months	6 Months	Since Inception* (11/9/11) Class A (3/16/12) Class I
At NAV	Class A	1.37%	-1.60%	10.90%
	Class I	1.37%	-1.51%	11.10%
With Maximum Sales Load	Class A	-4.48%	-7.27%	4.52%
Russell 2000 Value Index		5.42%	2.69%	18.02%
*	Cumulative Return.

The performance data quoted here represents past performance and past performance is not a guarantee of future results.  Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted.

Gross and Net Expense Ratios for Class A shares are 1.88% and 1.50% respectively, and for Class I shares are 1.58% and 1.05% respectively, which are the amounts stated in the current prospectus as of the date of this report. The contractual fee waivers are in effect until February 28, 2013 (when it will automatically renew for an additional one year period.)

The Fund’s Class A shares total returns reflect payment of the maximum sales charge of 5.50%.  Returns reflect the reinvestment of distributions made by the Fund, if any.  The deduction of taxes that a shareholder would pay on Fund distribution or the redemption of Fund shares is not reflected in the total returns.

Shares redeemed within 30 days of purchase will be charged 2.00% redemption fee.  The Advisor has waived fees or expenses; absent such waivers, the Fund’s returns would have been lower.

Chartwell Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2012

Number of Shares		Value
	COMMON STOCKS – 96.3%
	CONSUMER DISCRETIONARY – 10.2%
7,475	Caribou Coffee Co., Inc.*	$89,476
4,266	Cato Corp. - Class A	121,069
2,754	G-III Apparel Group Ltd.*	101,788
3,435	Jack in the Box, Inc.*	89,344
1,990	Matthews International Corp. - Class A	57,252
2,121	Meredith Corp.	70,990
2,350	Monro Muffler Brake, Inc.	79,712
		609,631
	CONSUMER STAPLES – 7.3%
2,710	Casey's General Stores, Inc.	139,700
4,243	Flowers Foods, Inc.	83,545
2,152	Sanderson Farms, Inc.	97,464
2,201	TreeHouse Foods, Inc.*	117,864
		438,573
	ENERGY – 3.5%
2,911	Bristow Group, Inc.	145,317
887	CARBO Ceramics, Inc.	65,594
		210,911
	FINANCIALS – 26.3%
9,173	American Equity Investment Life Holding Co.	105,581
2,914	Argo Group International Holdings Ltd.	100,242
4,515	Bank of the Ozarks, Inc.	147,821
3,315	BioMed Realty Trust, Inc. - REIT	63,383
2,882	DuPont Fabros Technology, Inc.	61,848
5,650	Education Realty Trust, Inc. - REIT	59,494
3,422	Evercore Partners, Inc. - Class A	95,474
2,476	First Financial Bankshares, Inc.	89,705
8,022	FNB Corp.	86,076
4,296	Healthcare Realty Trust, Inc. - REIT	100,913
1,171	Home Properties, Inc. - REIT	71,185
1,079	Mid-America Apartment Communities, Inc. - REIT	69,822
1,527	PS Business Parks, Inc. - REIT	97,926
5,722	Selective Insurance Group, Inc.	105,800
962	Signature Bank*	68,533
3,246	Tower Group, Inc.	58,493
7,068	Umpqua Holdings Corp.	85,452
2,160	United Bankshares, Inc.	51,473
5,409	Valley National Bancorp	52,684
		1,571,905

Chartwell Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2012

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE – 3.7%
3,436	Greatbatch, Inc.*	$75,523
1,811	Haemonetics Corp.*	147,959
		223,482
	INDUSTRIALS – 18.6%
3,730	Barnes Group, Inc.	85,342
2,200	Blount International, Inc.*	29,106
4,136	Brink's Co.	108,818
1,937	CLARCOR, Inc.	87,630
1,568	EnPro Industries, Inc.*	57,326
1,824	Franklin Electric Co., Inc.	105,683
1,366	G&K Services, Inc. - Class A	44,054
3,016	GATX Corp.	125,043
2,010	Old Dominion Freight Line, Inc.*	67,415
3,125	Rush Enterprises, Inc. - Class A*	59,375
962	Snap-on, Inc.	74,391
5,302	SYKES Enterprises, Inc.*	72,213
3,307	Toro Co.	139,622
1,884	United Stationers, Inc.	54,674
		1,110,692
	INFORMATION TECHNOLOGY – 15.4%
861	Anixter International, Inc.	50,472
3,769	Diodes, Inc.*	57,138
20,449	Earthlink, Inc.	129,647
7,285	Fabrinet*	70,155
4,738	j2 Global Communications, Inc.	142,329
3,980	Plexus Corp.*	107,102
5,287	Progress Software Corp.*	104,260
4,642	ValueClick, Inc.*	77,382
4,883	Vocus, Inc.*	86,673
2,607	Zebra Technologies Corp. - Class A*	93,669
		918,827
	MATERIALS – 4.7%
6,522	Calgon Carbon Corp.*	80,807
3,050	Koppers Holdings, Inc.	108,885
1,256	Minerals Technologies, Inc.	90,005
		279,697
	UTILITIES – 6.6%
2,654	Avista Corp.	67,465
1,922	Black Hills Corp.	68,750

Chartwell Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2012

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
3,687	Cleco Corp.	$159,094
2,868	NorthWestern Corp.	102,703
		398,012
	TOTAL COMMON STOCKS
	(COST $5,813,680)	5,761,730

	SHORT-TERM INVESTMENTS – 4.9%
290,843	Fidelity Institutional Government Portfolio, 0.01%1	290,843

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $290,843)	290,843

	TOTAL INVESTMENTS – 101.2%
	(Cost $6,104,523)	6,052,573
	Liabilities in Excess of Other Assets – (1.2)%	(70,999)

	TOTAL NET ASSETS – 100.0%	$5,981,574

REIT – Real Estate Investment Trust

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See Accompanying Notes to Financial Statements.

Chartwell Small Cap Value Fund
SUMMARY OF INVESTMENTS
As of October 31, 2012

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	26.3%
Industrials	18.6%
Information Technology	15.4%
Consumer Discretionary	10.2%
Consumer Staples	7.3%
Utilities	6.6%
Materials	4.7%
Health Care	3.7%
Energy	3.5%
Total Common Stocks	96.3%
Short-Term Investments	4.9%
Total Investments	101.2%
Liabilities in Excess of Other Assets	(1.2)%
Total Net Assets	100.0%

See Accompanying Notes to Financial Statements.

Chartwell Small Cap Value Fund
STATEMENT OF ASSETS AND LIABILITIES
As of October 31, 2012

Assets:
Investments in securities, at value (cost $6,104,523)	$6,052,573
Receivables:
Fund shares sold	4,340
Dividends and interest	1,254
Prepaid expenses	18,825
Prepaid offering costs	1,695
Total assets	6,078,687

Liabilities:
Payables:
Investment securities purchased	8,742
Fund shares redeemed	2,040
Distribution fees - Class A (Note 6)	2,533
Shareholder Servicing fees - Class A (Note 7)	378
Advisory fees	50,358
Administration fees	4,084
Fund accounting fees	3,699
Transfer agent fees	3,630
Custody fees	2,323
Trustees' fees and expenses	742
Accrued other expenses	18,584
Total liabilities	97,113

Net Assets	$5,981,574

Components of Net Assets:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$6,033,424
Accumulated net investment loss	(342)
Accumulated net realized gain on investments	442
Net unrealized depreciation on investments	(51,950)
Net Assets	$5,981,574

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$5,836,596
Shares of beneficial interest issued and outstanding	526,316
Redemption price	11.09
Maximum sales charge (5.75%* of offering price)	0.68
Maximum offering price to public	$11.77

Class I Shares:
Net assets applicable to shares outstanding	$144,978
Shares of beneficial interest issued and outstanding	13,053
Redemption price	$11.11

*	On sales of $25,000 or more, the sales charge will be reduced.

See Accompanying Notes to Financial Statements.

Chartwell Small Cap Value Fund
STATEMENT OF OPERATIONS
For the Period November 9, 2011* through October 31, 2012

Investment Income:
Dividends	$15,293
Interest	14
Total investment income	15,307

Expenses:
Transfer agent fees and expenses	51,607
Registration fees	37,201
Administration fees	36,935
Offering costs	33,286
Fund accounting fees	27,033
Audit fees	14,958
Advisory fees	10,750
Custody fees	10,351
Legal fees	9,753
Chief Compliance Officer fees	7,315
Trustees' fees and expenses	4,851
Shareholder reporting fees	4,309
Miscellaneous fees	2,927
Distribution fees - Class A (Note 6)	2,533
Insurance fees	500
Shareholder Servicing fees - Class A (Note 7)	378

Total expenses	254,687
Advisory fees waived	(10,750)
Other expenses absorbed	(229,074)
Net expenses	14,863
Net investment income	444

Realized and Unrealized Loss on Investments:
Net realized loss on investments	(578)
Net change in unrealized appreciation/depreciation on investments	(51,950)
Net realized and unrealized loss on investments	(52,528)

Net Decrease in Net Assets from Operations	$(52,084)

*	Commencement of operations.

See Accompanying Notes to Financial Statements.

Chartwell Small Cap Value Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period
November 9, 2011*
to October 31, 2012
Increase in Net Assets from:
Operations:
Net investment income	$444
Net realized loss on investments	(578)
Net change in unrealized appreciation/depreciation on investments	(51,950)
Net decrease in net assets resulting from operations	(52,084)

Capital Transactions:
Net proceeds from shares sold:
Class A	6,125,207
Class I	146,673
Cost of shares redeemed:
Class A1	(238,222)
Net increase in net assets from capital transactions	6,033,658

Total increase in net assets	5,981,574

Net Assets:
Beginning of period	-
End of period	$5,981,574

Accumulated net investment loss	$(342)

Capital Share Transactions:
Shares sold:
Class A	547,588
Class I	13,053
Shares redeemed:
Class A	(21,272)
Net increase in net assets from capital share transactions	539,369

*	Commencement of operations. Class I shares commenced operations on March 16, 2012.
1	Net of redemption fee proceeds of $3,653.

See Accompanying Notes to Financial Statements.

Chartwell Small Cap Value Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout the period.
	For the Period
	November 9, 2011*
	to October 31, 2012
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income1	-	2
Net realized and unrealized gain on investments	1.05
Total from investment operations	1.05

Redemption fee proceeds	0.04

Net asset value, end of period	$11.09

Total return3	10.90%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$5,837

Ratio of expenses to average net assets:
Before fees and other expenses waived	24.11%	5
After fees and other expenses waived	1.40%	5,6
Ratio of net investment income (loss) to average net assets:
Before fees and other expenses waived	(22.69)%	5
After fees and other expenses waived	0.02%	5
Portfolio turnover rate	25%	4

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3	Total return excludes the effect of the applicable sales load.
4	Not annualized.
5	Annualized.
6
Effective March 16, 2012, the Fund’s Advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual Fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.40% of average daily net assets of the Fund.

See Accompanying Notes to Financial Statements.

Chartwell Small Cap Value Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout the period.
	For the Period
	March 16, 2012*
	to October 31, 2012
Net asset value, beginning of period	$11.28
Income from Investment Operations:
Net investment income1	0.02
Net realized and unrealized loss on investments	(0.19)
Total from investment operations	(0.17)

Redemption fee proceeds	-

Net asset value, end of period	$11.11

Total return	(1.51)%	2

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$145

Ratio of expenses to average net assets:
Before fees and other expenses waived	17.01%	3
After fees and other expenses waived	1.05%	3
Ratio of net investment income (loss) to average net assets:
Before fees and other expenses waived	(15.62)%	3
After fees and other expenses waived	0.34%	3
Portfolio turnover rate	25%	2

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Not annualized.
3	Annualized.

See Accompanying Notes to Financial Statements.

Chartwell Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS
October 31, 2012

Note 1 – Organization
Chartwell Small Cap Value Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund seeks to achieve long-term capital appreciation.  The Fund currently offers two classes of shares: Class A and Class I. The Fund’s Class A Shares commenced investment operations on November 9, 2011. The Fund’s Class I Shares commenced investment operations on March 16, 2012.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets generally are valued at their market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

The Fund incurred offering costs of approximately $34,981, which are being amortized over a one-year period from November 9, 2011 (commencement of operations).

Chartwell Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2012

(c) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

The Regulated Investment Company Modernization Act of 2010 (the "Act") was signed into law on December 22, 2010.  The Act makes changes to a number of the federal income and excise tax provisions impacting regulated investment companies ("RICs"), including simplification provisions on asset diversification and qualifying income tests, provisions aimed at preserving the character of the distributions made by the RIC and coordination of the income and excise tax distribution requirements, and provisions for allowing unlimited years carryforward for capital losses.  In general, the provisions of the Act will be effective for taxable years beginning after December 22, 2010, the date of enactment.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. For the period November 9, 2011 (commencement of operations) through October 31, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Chartwell Investment Partners, LP (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.00% of the Fund’s average daily net assets. Effective March 16, 2012, the Advisor has contractually agreed to waive its fee and, if necessary, to waive other operating expenses in order to limit total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) to 1.40% and 1.05% of the Fund’s average daily net assets for Class A Shares and Class I Shares, respectively until February 28, 2013.  Prior to March 16, 2012 the Advisor had contractually agreed to waive its fee and, if necessary, waive other operating expenses in order to limit total annual operating expenses to 1.50% of the Fund's average daily net assets for Class A Shares.

Chartwell Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2012

For the period November 9, 2011 (commencement of operations) through October 31, 2012, the Advisor waived all of its advisory fees in the amount of $10,750 and absorbed other expenses in the amount of $229,074 for the Fund. The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratios, including the recovered expenses, fall below any current expense limit.  The Advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the year in which such reimbursements occurred. At October 31, 2012, the amount of these potentially recoverable expenses was $239,824.  The Advisor may recapture a portion of this amount no later than October 31, 2015.

Grand Distribution Services, LLC (“GDS”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), an affiliate of GDS, serves as the Fund’s fund accountant and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMBFS also serves as the Fund’s transfer agent and UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the period November 9, 2011 (commencement of operations) through October 31, 2012, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the period November 9, 2011 (commencement of operations) through October 31, 2012, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At October 31, 2012, the cost of securities on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

Cost of investments	$6,103,617

Gross unrealized appreciation	$158,540
Gross unrealized depreciation	(209,584)

Net unrealized depreciation on investments	$(51,044)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Accounting principles generally accepted in the United States require that certain components of net assets be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended October 31, 2012, permanent differences in book and tax accounting have been reclassified to paid-in capital, undistributed net investment income (loss) and accumulated realized gain (loss) as follows:

Chartwell Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2012

Increase (Decrease)
Paid in Capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$ (234)	$ (786)	$ 1,020

As of October 31, 2012, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gains	-
Accumulated earnings	-
Accumulated capital and other losses	(806)
Unrealized depreciation on investments	(51,044)
Total accumulated deficit	$(51,850)

At October 31, 2012, the Fund had accumulated capital loss carryforwards as follows:

	Short-Term	Long-Term

Losses Not Subject to Expiration:	$464	$-
	$464	$-

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of October 31, 2012, the Fund had $342 of qualified late-year ordinary losses, which are deferred until fiscal year ending October 31, 2013 for tax purposes. Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

The tax character of distributions paid during the fiscal year ended October 31, 2012, was as follows:

Distributions paid from:
Ordinary income	$-
Net long term capital gains	-
Total taxable distributions	$-

Note 5 – Investment Transactions
For the period November 9, 2011 (commencement of operations) through October 31, 2012, purchases and sales of investments, excluding short-term investments, were $6,073,686 and $259,428, respectively.

Note 6 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares.  With respect to Class A Shares, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Class A Shares, payable to the Advisor as the distribution coordinator. Class I does not pay any distribution fees.

Chartwell Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2012

For the period November 9, 2011 (commencement of operations) through October 31, 2012, distribution fees incurred are disclosed on the Statement of Operations.

Note 7 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.10% of average daily net assets of Class A shares serviced by shareholder servicing agents who provide administrative and support services to their customers. Class I does not pay any shareholder servicing fees.

For the period November 9, 2011 (commencement of operations) through October 31, 2012, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Chartwell Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2012

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of October 31, 2012, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 22	Level 32	Total
Investments
Common Stocks1	$5,761,730	$-	$-	$5,761,730
Short-Term Investments	290,843	-	-	290,843
Total Investments	$6,052,573	$-	$-	$6,052,573

1	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
2	The Fund did not hold any Level 2 or 3 securities at period end.

There were no transfers between Levels at period end.

Note 10 – Recently Issued Accounting Pronouncements
In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

Note 11 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.  There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

On January 1, 2013, IMST Distributors, LLC, (“IMST Distributors”) will succeed GDS as the Distributor to the Fund. IMST Distributors is not affiliated with the Trust or any of its service providers.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders
Investment Managers Series Trust

We have audited the accompanying statement of assets and liabilities of the Chartwell Small Cap Value Fund (the “Fund”), a series of Investment Managers Series Trust, including the schedule of investments, as of October 31, 2012, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period November 9, 2011 (commencement of operations) to October 31, 2012.  These financial statements and financial highlights are the responsibility of the Fund’s management.   Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.   The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.   Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.   Accordingly, we express no such opinion.   An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.   Our procedures included confirmation of securities owned as of October 31, 2012, by correspondence with the custodian or broker, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Chartwell Small Cap Value Fund as of October 31, 2012, and the results of its operations, the changes in its net assets, and its financial highlights for the period November 9, 2011 to October 31, 2012, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
December 20, 2012

Chartwell Small Cap Value Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Trustees and Officer Information
Additional information about the Trustees is included in the Fund’s Statement of Additional Information which is available, without charge, upon request by calling (888) 995-5505.  The Trustees and officers of the Fund and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Officec and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
Independent Trustees:
Charles H. Miller a (born 1947) Trustee	Since November 2007	Executive Vice President, Client Management and Development, Access Data, a Broadridge Company, a provider of technology and services to asset management firms (1997-present).	53	None
Ashley Toomey Rabun a (born 1952) Trustee and Chairperson of the Board	Since November 2007	President and Founder, InvestorReach, Inc. a financial services consulting firm (1996-present).	53	None
William H. Young a (born 1950) Trustee	Since November 2007	Independent financial services consultant (1996-present); Consultant-Interim CEO, Unified Fund Services, Inc., a mutual fund service provider (2003-2006); Ex-officio Board Member of the National Investment Company Service Association and past President and Chairman (1995-1997); Senior Vice President, Oppenheimer Management Company (1983-1996).	53	None
Interested Trustees:
John P. Zader a † (born 1961) Trustee and President	Since November 2007 as Trustee and December 2007 as President	CEO, UMB Fund Services, Inc., a mutual and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Fund, and affiliate of the distributor of certain series of the Trust (not including the Fund), Grand Distribution Services, LLC, and custodian (2006-present); Consultant to Jefferson Wells International (2006); Senior Vice President and Chief Financial Officer, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (1988-2006).	53	None
Eric M. Banhazl b † (born 1957) Trustee and Vice President	Since January 2008 as Trustee and December 2007 as Vice President	President, Mutual Fund Administration Corp. (2006 – present); Senior Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 – 2006); Partner, The Wadsworth Group, a mutual fund administration and consulting services provider (1990-2001).	53	None

Chartwell Small Cap Value Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Name, Address, Year of Birth and Position(s) held with Trust	Term of Officec and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
Officers of the Trust
Rita Dam b (born 1966) Treasurer and Assistant Secretary	Since December 2007
Vice President, Mutual Fund Administration Corp. (2006 – present); Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 - 2006); Vice President, The Wadsworth Group, a mutual fund administration and consulting services provider (1994-2001).
			N/A	N/A
Joy Ausili b (born 1966) Secretary and Assistant Treasurer	Since December 2007
Vice President, Mutual Fund Administration Corp. (2006 – present); Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 - 2006); Vice President, The Wadsworth Group, a mutual fund administration and consulting services provider (1997-2001).
			N/A	N/A
Terrance P. Gallagher, CPA, JD a (born 1958) Vice President	Since December 2007
Executive Vice President, UMB Fund Services, Inc. (2007 – present); Director of Compliance, Unified Fund Services Inc. (2004 – 2007); Partner, The Academy of Financial Services Studies and Precision Marketing Partners (1998 - 2004); Senior Vice President, Chief Financial Officer and Treasurer of AAL Capital Management and The AAL Mutual Funds (1987 - 1998).
			N/A	N/A
Robert Tuszynski a (born 1959) Vice President	Since March 2010	Senior Vice President, Director of Distribution Services, UMB Fund Services, Inc. (2008 – present); Vice President and CCO, CUNA Mutual Fund Group (2004 – 2008).	N/A	N/A
Todd Cipperman b (born 1966) Chief Compliance Officer	Since December 2009	Founder and Principal, Cipperman & Company/Cipperman Compliance Services (2004 – present).	N/A	N/A

a	Address for certain Trustees and certain officers: 803 West Michigan Street, Milwaukee, WI 53233.
b	Address for Mr. Banhazl, Ms. Ausili and Ms. Dam: 2220 E. Route 66, Suite 226, Glendora, CA 91740. Address for Mr. Cipperman: 500 Swedesford Road, Suite 104, Wayne, PA 19087.
c	Trustees and officers serve until their successors have been duly elected.
†
Mr. Zader is an “interested person” of the Trust by virtue of his position with UMB Fund Services, Inc., the transfer agent, fund accountant and co-administrator of the Fund, and the Fund’s custodian, UMB Bank, n.a.  Mr. Banhazl is deemed to be an “interested person” of the Trust by virtue of his position with Mutual Fund Administration Corp., the Fund’s co-administrator.

Chartwell Small Cap Value Fund
EXPENSE EXAMPLE
For the Period Ended October 31, 2012 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments on certain classes and redemption fees, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period through 10/31/12.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		5/1/12	10/31/12	5/1/12 - 10/31/12
Class A
	Actual Performance	$1,000.00	$984.00	$6.98
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.10	7.10
Class I
	Actual Performance	1,000.00	984.90	5.23
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.87	5.32

*
Expenses are equal to the Fund’s annualized expense ratio of 1.40% and 1.05% for Class A and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the six month period).  The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

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Investment Advisor
Chartwell Investment Partners, LP
1235 Westlakes Drive, Suite 400
Berwyn, Pennsylvania 19312

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin  53233-2301

Distributor
Grand Distribution Services, LLC
803 West Michigan Street
Milwaukee, Wisconsin  53233-2301

FUND INFORMATION

	TICKER	CUSIP
Chartwell Small Cap Value Fund - Class A Shares	CWSVX	461418 378
Chartwell Small Cap Value Fund - Class I Shares	CWSIX	461418 261

Privacy Principles of the Chartwell Small Cap Value Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Chartwell Small Cap Value Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund (toll-free) at 888-995-5505, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund (toll-free) at 888-995-5505, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund (toll-free) at 888-995-5505.  The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090.

Chartwell Investment Partners, LP
1235 Westlake Drive, Suite 400
Berwyn, Pennsylvania, 19312

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-888-995-5505.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant does not have an audit committee financial expert serving on its audit committee.  The audit committee is composed of the Registrant’s three independent Trustees, each of whom possesses extensive industry experience, but none of whom has all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an “audit committee financial expert.”  The Board of Trustees believes that the audit committee has sufficient knowledge and experience to meet its obligations as the audit committee of the Registrant.  In addition, the Board of Trustees notes that the audit committee has the authority to retain any experts necessary to carry out its duties.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2012	FYE 10/31/2011
Audit Fees	$12,500	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$2,500	N/A
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait Weller applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2012	FYE 10/31/2011
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 10/31/2012	FYE 10/31/2011
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a)   Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)		/s/ John P. Zader
John P. Zader, President

Date	1/9/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ John P. Zader
John P. Zader, President

Date	1/9/13

By (Signature and Title)		/s/ Rita Dam
Rita Dam, Treasurer

Date	1/9/13